Acquisitions and Other Business Activities (Schedule of Consideration Transferred in Merger) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 15, 2013	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Issuance of ordinary shares to MakerBot stockholders				$ 180,620	$ 481,487
Tax withholding and other payments on behalf of MakerBot stockholders			$ 10,414	157,559	12,163
Exchange of MakerBot stock options for the Company options				$ 117,845	$ 453,217
Total consideration		$ 39,000
MakerBot [Member]
Business Acquisition [Line Items]
Issuance of ordinary shares to MakerBot stockholders	$ 446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163
Exchange of MakerBot stock options for the Company options	7,198
Earn-out at estimated fair value	28,270
Total consideration	$ 493,650